[Janus Letterhead]
May 31, 2012
EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”)
1933 Act File No. 002-34393
1940 Act File No. 811-01879
Dear Sir or Madam:
On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 175 and Amendment No. 158 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), respectively, to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Registrant is filing the Amendment pursuant to Rule 485(b) under the 1933 Act to make certain non-material changes and update financial information for certain series of the Registrant. The Amendment relates only to the following series and class:

Series	Class
Fixed-Income Funds
Janus Flexible Bond Fund	Class N Shares
Janus Global Bond Fund	Class N Shares
Janus High-Yield Fund	Class N Shares
Janus Short-Term Bond Fund	Class N Shares
Value Funds
Perkins Large Cap Value Fund	Class N Shares
Perkins Mid Cap Value Fund	Class N Shares
Perkins Select Value Fund	Class N Shares
Perkins Small Cap Value Fund	Class N Shares
Perkins Value Plus Income Fund	Class N Shares
Global & International Funds
Janus Emerging Markets Fund	Class N Shares
Janus Global Research Fund	Class N Shares
Janus Global Select Fund	Class N Shares
Janus International Equity Fund	Class N Shares
Janus Overseas Fund	Class N Shares
Janus Worldwide Fund	Class N Shares

Series	Class
Growth & Core Funds
Janus Balanced Fund	Class N Shares
Janus Contrarian Fund	Class N Shares
Janus Enterprise Fund	Class N Shares
Janus Forty Fund	Class N Shares
Janus Fund	Class N Shares
Janus Growth and Income Fund	Class N Shares
Janus Research Fund	Class N Shares
Janus Triton Fund	Class N Shares
Janus Venture Fund	Class N Shares
Value Fund
Perkins Global Value Fund	Class N Shares
The Registrant has marked the individual prospectuses and statements of additional information comprising the Amendment to show changes made since Post-Effective Amendment No. 174, filed on March 23, 2012.
As indicated on the facing page of the Amendment, the Registrant has specified that the Amendment is to become effective on May 31, 2012, pursuant to Rule 485(b) under the 1933 Act. Pursuant to Rule 485(b)(4) of Regulation C under the 1933 Act, I hereby confirm that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b).
Please call me at (303) 336-4132 with any comments, questions, or if you would like any additional information regarding this filing.
Respectfully,
/s/ Christine Malles
Christine Malles
Legal Counsel
Enclosure (via EDGAR only)

cc:	Stephanie Grauerholz-Lofton, Esq.
Larry Greene, Esq.
Donna Brungardt